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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07677

Profit Funds Investment Trust
(Exact name of registrant as specified in charter)

7500 Old Georgetown Road Suite 700 Bethesda, Maryland	20814
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management 7500 Old Georgetown Road Suite 700 Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	(301) 650-0059

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Profit Fund
Schedule of Investments
December 31, 2015 (Unaudited)
Shares	Common Stocks - 97.6%	Value

	Consumer Discretionary - 24.3%
	Auto Components - 3.0%
5,830	Delphi Automotive plc	$499,806

	Automobiles - 2.0%
23,155	Ford Motor Co.	326,254

	Hotels, Restaurants & Leisure - 5.5%
8,418	Starbucks Corp.	505,333
5,647	Yum! Brands, Inc.	412,513
		917,846
	Multi-line Retail - 1.9%
4,409	Target Corp.	320,137

	Specialty Retail - 3.3%
4,150	Home Depot, Inc. (The)	548,838

	Textiles, Apparel & Luxury Goods - 8.6%
4,925	G-III Apparel Group Ltd. (a)	217,981
5,385	Michael Kors Holdings Ltd. (a)	215,723
7,150	NIKE, Inc. - Class B	446,875
2,742	PVH Corp.	201,948
5,654	VF Corp.	351,962
		1,434,489
	Consumer Staples - 7.3%
	Food & Staples Retailing - 2.3%
2,446	Costco Wholesale Corp.	395,029

	Food Products - 5.0%
4,794	Hershey Co. (The)	427,960
4,677	McCormick & Co., Inc.	400,164
		828,124
	Energy - 3.6%
	Energy Equipment & Services - 0.8%
3,880	National Oilwell Varco, Inc.	129,941

	Oil, Gas & Consumable Fuels - 2.8%
9,034	Marathon Petroleum Corp.	468,323

	Financials - 11.1%
	Banks - 2.0%
6,065	Wells Fargo & Co.	329,693

	Capital Markets - 4.1%
2,149	Affiliated Managers Group, Inc. (a)	343,324
10,845	Morgan Stanley	344,979
		688,303
	Consumer Finance - 2.3%
7,230	Discover Financial Services	387,673

	Insurance - 2.7%
4,110	AmTrust Financial Services, Inc.	253,094
1	Berkshire Hathaway, Inc. - Class A (a)	197,800
		450,894

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.6% (Continued)	Value

	Health Care - 14.0%
	Biotechnology - 5.9%
4,779	Celgene Corp. (a)	$572,333
4,097	Gilead Sciences, Inc.	414,575
		986,908
	Health Care Providers & Services - 3.6%
3,617	Aetna, Inc.	391,070
2,770	MEDNAX, Inc. (a)	198,498
		589,568
	Pharmaceuticals - 4.5%
5,943	Mylan N.V. (a)	321,338
13,154	Pfizer, Inc.	424,611
		745,949
	Industrials - 12.3%
	Aerospace & Defense - 1.6%
2,812	United Technologies Corp.	270,149

	Air Freight & Logistics - 2.2%
2,432	FedEx Corp.	362,344

	Airlines - 1.7%
12,429	JetBlue Airways Corp. (a)	281,517

	Industrial Conglomerates - 6.7%
5,676	Danaher Corp.	527,187
18,966	General Electric Co.	590,791
		1,117,978
	Trading Companies & Distributors - 0.1%
603	Air Lease Corp.	20,188

	Information Technology - 23.1%
	Internet Software & Services - 4.0%
562	Alphabet, Inc. - Class A (a)	437,242
290	Alphabet, Inc. - Class C (a)	220,075
		657,317
	IT Services - 3.0%
6,346	Visa, Inc. - Class A	492,132

	Software - 8.8%
14,518	Microsoft Corp.	805,459
9,685	Oracle Corp.	353,793
14,859	Symantec Corp.	312,039
		1,471,291

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.6% (Continued)	Value

	Information Technology - 23.1% (Continued)
	Technology Hardware, Storage & Peripherals - 7.3%
6,214	Apple, Inc.	$654,086
10,804	Hewlett Packard Enterprise Co.	164,221
10,804	HP, Inc.	127,919
4,487	Western Digital Corp.	269,444
		1,215,670
	Materials - 1.9%
	Chemicals - 1.9%
4,618	Eastman Chemical Co.	311,761

	Total Common Stocks (Cost $14,068,625)	$16,248,122

Shares	Money Market Funds - 2.4%	Value

195,002	Fidelity Institutional Money Market - Government Portfolio - Class I, 0.12% (b)	$195,002
195,001	Fidelity Institutional Money Market - Money Market Portfolio - Class I, 0.28% (b)	195,001
	Total Money Market Funds (Cost $390,003)	$390,003

	Total Investment Securities at Value - 100.0%
	(Cost $14,458,628)	$16,638,125

	Other Assets in Excess of Liabilities - 0.0% (c)	3,766

	Net Assets - 100.0%	$16,641,891

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2015.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

The Profit Fund
Notes to Schedule of Investments
December 31, 2015 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities (and other assets) for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,248,122	$-	$-	$16,248,122
Money Market Funds	390,003	-	-	390,003
Total	$16,638,125	$-	$-	$16,638,125

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of December 31, 2015, the Fund did not have any transfers into and out of any Level.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Profit Fund
Notes to Schedule of Investments (Continued)

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of December 31, 2015:

Cost of portfolio investments	$14,458,628

Gross unrealized appreciation	$3,497,121
Gross unrealized depreciation	(1,317,624)

Net unrealized appreciation	$2,179,497

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	February 26, 2016

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer and Principal Financial Officer

Date	February 26, 2016

* Print the name and title of each signing officer under his or her signature.